Operating Segments - Disclosure Of Operating Decision Maker Believes That This Information Is The Most Relevant For The Group (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	S/ 4,385,298	S/ 4,386,112	S/ 3,875,907
Cost of service	(2,721,585)	(2,660,819)	(2,440,561)
Gross profit	1,663,713	1,725,293	1,435,346
Selling expenses	(220,859)	(197,475)	(193,943)
Administrative expenses	(812,672)	(788,677)	(704,565)
Impairment losses on trade receivables	(48,054)	(40,855)	(5,684)
Other expenses	0	(2,112)	(20,927)
Other income	43,164	87,586	50,113
Segment operating profit (loss)	625,292	783,760	560,340
Share of profit of equity accounted investees, net of taxes	10,414	8,800	6,290
Exchange difference, net	193,004	(41,709)	75,852
Interest expense, net	(629,457)	(567,074)	(766,656)
Segment profit (loss) before tax	199,253	183,777	(124,174)
Depreciation and amortisation expense	(222,431)	(219,146)	(235,750)
Capital expenditure	(141,053)	(178,734)	(199,891)
Assets	7,298,064	7,080,720	7,689,552
Liabilities	5,531,708	5,457,780	5,912,986
Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Revenue	1,164,249	1,070,620	931,680
Cost of service	(611,666)	(586,391)	(502,807)
Gross profit	552,583	484,229	428,873
Selling expenses	(180,342)	(159,619)	(163,299)
Administrative expenses	(156,145)	(143,850)	(137,307)
Impairment losses on trade receivables	(2,563)	(511)	(355)
Other expenses	(11,156)		(4,479)
Other income	15,586	14,055	12,389
Segment operating profit (loss)	217,963	194,304	135,822
Share of profit of equity accounted investees, net of taxes	3,278	3,305	2,227
Exchange difference, net	1,996	(1,710)	(5,741)
Interest expense, net	(17,151)	(30,833)	(24,909)
Segment profit (loss) before tax	206,086	165,066	107,399
Depreciation and amortisation expense	(35,728)	(32,651)	(31,968)
Capital expenditure	(22,793)	(31,974)	(26,385)
Assets	2,408,375	2,260,833	2,146,867
Liabilities	1,113,312	1,105,230	1,101,354
Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Revenue	1,084,273	995,752	883,889
Cost of service	(765,936)	(707,966)	(679,672)
Gross profit	318,337	287,786	204,217
Selling expenses	(22,654)	(19,552)	(18,065)
Administrative expenses	(194,207)	(176,736)	(159,283)
Impairment losses on trade receivables	(16,807)	(7,914)	142
Other expenses	(1,191)
Other income	7,944	8,334	9,350
Segment operating profit (loss)	91,422	91,918	36,361
Exchange difference, net	4,460	(1,189)	(1,783)
Interest expense, net	(37,995)	(46,346)	(45,770)
Segment profit (loss) before tax	57,887	44,383	(11,192)
Depreciation and amortisation expense	(48,537)	(42,818)	(38,997)
Capital expenditure	(33,731)	(45,180)	(27,256)
Assets	1,032,322	1,034,399	889,286
Liabilities	618,896	663,499	565,754
Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Revenue	1,440,104	1,443,032	1,192,089
Cost of service	(1,054,171)	(1,040,646)	(853,887)
Gross profit	385,933	402,386	338,202
Selling expenses	(5,373)	(5,689)	(6,313)
Administrative expenses	(216,365)	(209,429)	(188,725)
Impairment losses on trade receivables	(24,918)	(28,397)	(6,352)
Other expenses			(20,302)
Other income	8,940	9,438	16,223
Segment operating profit (loss)	148,217	168,309	132,733
Share of profit of equity accounted investees, net of taxes	7,136	5,495	4,063
Exchange difference, net	73,491	(67,555)	119,884
Interest expense, net	(95,064)	(108,301)	(109,508)
Segment profit (loss) before tax	133,780	(2,052)	147,172
Depreciation and amortisation expense	(41,242)	(42,404)	(40,226)
Capital expenditure	(23,004)	(43,614)	(81,965)
Assets	2,464,878	2,299,375	2,435,123
Liabilities	1,361,484	1,359,899	1,514,739
Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Revenue	1,038,766	1,194,597	1,130,388
Cost of service	(620,354)	(641,756)	(663,688)
Gross profit	418,412	552,841	466,700
Selling expenses	(13,836)	(11,948)	(5,518)
Administrative expenses	(250,091)	(255,769)	(220,588)
Impairment losses on trade receivables	(4,138)	(3,987)	1,097
Other income	29,901	68,818	26,157
Segment operating profit (loss)	180,248	349,955	267,848
Exchange difference, net	16,090	(20,823)	74,020
Interest expense, net	(245,843)	(264,340)	(385,597)
Segment profit (loss) before tax	(49,505)	64,792	(43,729)
Depreciation and amortisation expense	(86,224)	(92,070)	(115,650)
Capital expenditure	(50,344)	(36,436)	(49,023)
Assets	3,144,939	3,079,407	3,763,000
Liabilities	1,959,986	1,881,392	2,343,238
Total reportable segments [Member]
Disclosure of operating segments [line items]
Revenue	4,727,392	4,704,001	4,138,046
Cost of service	(3,052,127)	(2,976,759)	(2,700,054)
Gross profit	1,675,265	1,727,242	1,437,992
Selling expenses	(222,205)	(196,808)	(193,195)
Administrative expenses	(816,808)	(785,784)	(705,903)
Impairment losses on trade receivables	(48,426)	(40,809)	(5,468)
Other expenses	(12,347)		(24,781)
Other income	62,371	100,645	64,119
Segment operating profit (loss)	637,850	804,486	572,764
Share of profit of equity accounted investees, net of taxes	10,414	8,800	6,290
Exchange difference, net	96,037	(91,277)	186,380
Interest expense, net	(396,053)	(449,820)	(565,784)
Segment profit (loss) before tax	348,248	272,189	199,650
Depreciation and amortisation expense	(211,731)	(209,943)	(226,841)
Capital expenditure	(129,872)	(157,204)	(184,629)
Assets	9,050,514	8,674,014	9,234,276
Liabilities	5,053,678	5,010,020	5,525,085
Holding and eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(342,094)	(317,889)	(262,139)
Cost of service	330,542	315,940	259,493
Gross profit	(11,552)	(1,949)	(2,646)
Selling expenses	1,346	(667)	(748)
Administrative expenses	4,136	(2,893)	1,338
Impairment losses on trade receivables	372	(46)	(216)
Other expenses	12,347	(2,112)	3,854
Other income	(19,207)	(13,059)	(14,006)
Segment operating profit (loss)	(12,558)	(20,726)	(12,424)
Exchange difference, net	96,967	49,568	(110,528)
Interest expense, net	(233,404)	(117,254)	(200,872)
Segment profit (loss) before tax	(148,995)	(88,412)	(323,824)
Depreciation and amortisation expense	(10,700)	(9,203)	(8,909)
Capital expenditure	(11,181)	(21,530)	(15,262)
Assets	(1,752,450)	(1,593,294)	(1,544,724)
Liabilities	478,030	447,760	387,901
External [Member]
Disclosure of operating segments [line items]
Revenue	4,385,298	4,386,112	3,875,907
Cost of service	(2,721,585)	(2,660,819)	(2,440,561)
Selling expenses	(220,859)	(197,475)	(193,943)
Administrative expenses	(636,290)	(633,421)	(555,816)
Other income	43,164	87,586	50,113
External [Member] | Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Revenue	1,125,381	1,030,432	895,507
Cost of service	(316,390)	(307,047)	(277,611)
Selling expenses	(180,342)	(159,619)	(163,299)
Administrative expenses	(75,148)	(78,596)	(72,532)
Other income	2,789	3,196	1,388
External [Member] | Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Revenue	786,227	718,051	657,923
Cost of service	(730,670)	(671,370)	(645,375)
Selling expenses	(22,654)	(19,552)	(18,065)
Administrative expenses	(121,765)	(107,736)	(94,553)
Other income	6,978	7,386	8,384
External [Member] | Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Revenue	1,434,924	1,443,032	1,192,089
Cost of service	(1,054,171)	(1,040,646)	(853,887)
Selling expenses	(5,373)	(5,689)	(6,313)
Administrative expenses	(201,976)	(197,887)	(176,915)
Other income	8,940	9,438	16,223
External [Member] | Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Revenue	1,038,766	1,194,597	1,130,388
Cost of service	(620,354)	(641,756)	(663,688)
Selling expenses	(13,836)	(11,948)	(5,518)
Administrative expenses	(237,401)	(249,202)	(211,816)
Other income	29,901	68,818	26,157
External [Member] | Total reportable segments [Member]
Disclosure of operating segments [line items]
Revenue	4,385,298	4,386,112	3,875,907
Cost of service	(2,721,585)	(2,660,819)	(2,440,561)
Selling expenses	(222,205)	(196,808)	(193,195)
Administrative expenses	(636,290)	(633,421)	(555,816)
Other income	48,608	88,838	52,152
External [Member] | Holding and eliminations [Member]
Disclosure of operating segments [line items]
Selling expenses	1,346	(667)	(748)
Other income	(5,444)	(1,252)	(2,039)
Inter Segment [Member]
Disclosure of operating segments [line items]
Other income	0	0
Inter Segment [Member] | Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Revenue	38,868	40,188	36,173
Cost of service	(295,276)	(279,344)	(225,196)
Administrative expenses	(5,061)	(369)	(908)
Other income	12,797	10,859	11,001
Inter Segment [Member] | Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Revenue	298,046	277,701	225,966
Cost of service	(35,266)	(36,596)	(34,297)
Administrative expenses	(7,631)	(5,593)	(4,658)
Other income	966	948	966
Inter Segment [Member] | Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Revenue	5,180
Inter Segment [Member] | Total reportable segments [Member]
Disclosure of operating segments [line items]
Revenue	342,094	317,889	262,139
Cost of service	(330,542)	(315,940)	(259,493)
Administrative expenses	(12,692)	(5,962)	(5,566)
Other income	13,763	11,807	11,967
Inter Segment [Member] | Holding and eliminations [Member]
Disclosure of operating segments [line items]
Revenue		(317,889)	(262,139)
Cost of service		315,940	259,493
Administrative expenses	12,692	5,962	5,566
Other income	(13,763)	(11,807)	(11,967)
Corporate [Member]
Disclosure of operating segments [line items]
Administrative expenses	(176,382)	(155,256)	(148,749)
Corporate [Member] | Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Administrative expenses	(75,936)	(64,885)	(63,867)
Corporate [Member] | Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Administrative expenses	(64,811)	(63,407)	(60,072)
Corporate [Member] | Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Administrative expenses	(14,389)	(11,542)	(11,810)
Corporate [Member] | Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Administrative expenses	(12,690)	(6,567)	(8,772)
Corporate [Member] | Total reportable segments [Member]
Disclosure of operating segments [line items]
Administrative expenses	(167,826)	(146,401)	(144,521)
Corporate [Member] | Holding and eliminations [Member]
Disclosure of operating segments [line items]
Administrative expenses	S/ (8,556)	S/ (8,855)	S/ (4,228)